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                                          John E. Connolly, Jr.
                                          Assistant General Counsel
                                          Metropolitan Life Insurance Company
                                          501 Boylston Street
                                          Boston, MA 02116

May 3, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  MetLife Investors Insurance Company
     MetLife Investors Variable Annuity Account One
     File No. 033-39100
     Rule 497(j) Certification

Commissioners:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI") dated May 1, 2006 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI contained in Post-Effective Amendment No. 29 for the Account filed electronically with the Commission on April 24, 2006.

If you have any questions, please call the undersigned at (617) 578-3031.

Sincerely,

/s/ John E. Connolly, Jr.
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John E. Connolly, Jr.
Assistant General Counsel
Metropolitan Life Insurance Company

cc:Marie Swift, Esq.